Cover Page	Oct. 23, 2019
Document Information [Line Items]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Written Communications	false
Soliciting Material	false
Document Type	8-K
Document Period End Date	Oct. 23, 2019
Entity File Number	001-06351
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0470950
Entity Address, Address Line One	Lilly Corporate Center
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46285
City Area Code	317
Local Phone Number	276-2000
Entity Emerging Growth Company	false
Entity Registrant Name	LILLY ELI & CO
Entity Central Index Key	0000059478
Amendment Flag	false
Common Stock (no par value)
Document Information [Line Items]
Title of 12(b) Security	Common Stock (no par value)
Trading Symbol	LLY
Security Exchange Name	NYSE
1.000% Notes Due June 2, 2022
Document Information [Line Items]
Title of 12(b) Security	1.000% Notes Due June 2, 2022
Trading Symbol	LLY22
Security Exchange Name	NYSE
7.125% Notes Due June 1, 2025
Document Information [Line Items]
Title of 12(b) Security	7.125% Notes Due June 1, 2025
Trading Symbol	LLY25
Security Exchange Name	NYSE
1.625% Notes Due June 2, 2026
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes Due June 2, 2026
Trading Symbol	LLY26
Security Exchange Name	NYSE
2.125% Notes Due June 3, 2030
Document Information [Line Items]
Title of 12(b) Security	2.125% Notes Due June 3, 2030
Trading Symbol	LLY30
Security Exchange Name	NYSE
6.77% Notes Due January 1, 2036
Document Information [Line Items]
Title of 12(b) Security	6.77% Notes Due January 1, 2036
Trading Symbol	LLY36
Security Exchange Name	NYSE